UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

811-21836
(Investment Company Act file number)

Index Funds
(Exact name of registrant as specified in charter)

1155 Kelly Johnson Boulevard, Suite 111
Colorado Springs, Colorado 80920
(Address of principal executive offices) (Zip code)

(800) 788-5680
(Registrant's telephone number)

Michael G. Willis
1155 Kelly Johnson Boulevard, Suite 111
Colorado Springs, Colorado 80920
(Name and Address of Agent for Service)

Date of fiscal year end: March 31

Date of reporting period: October 1, 2015 – December 31, 2015

Item 1. Schedule of Investments.

Schedule of Investments
Index Funds S&P 500 Equal Weight
December 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS: 99.79%
Basic Materials: 3.93%
Air Products & Chemicals, Inc.	46	$5,985
Airgas, Inc.	44	6,086
Alcoa, Inc.	671	6,623
CF Industries Holdings, Inc.	145	5,918
Dow Chemical Co.	111	5,714
Eastman Chemical Co.	88	5,941
Ecolab, Inc.	53	6,062
EI du Pont de Nemours & Co.	84	5,594
FMC Corp.	156	6,104
Freeport-McMoRan, Inc.	862	5,836
International Flavors & Fragrances, Inc.	51	6,102
International Paper Co.	156	5,881
LyondellBasell Industries NV, Class A	69	5,996
Monsanto Co.	64	6,305
Mosaic Co.	202	5,573
Newmont Mining Corp.	311	5,595
Nucor Corp.	149	6,005
PPG Industries, Inc.	60	5,929
Praxair, Inc.	56	5,734
Sherwin-Williams Co.	23	5,971
		118,954

Communications: 6.97%
Alphabet, Inc., Class A(a)	4	3,112
Alphabet, Inc., Class C(a)	4	3,036
Amazon.com, Inc.(a)	9	6,083
AT&T, Inc.	179	6,159
Cablevision Systems Corp., Class A	197	6,284
CBS Corp., Class B Non-Voting	127	5,986
CenturyLink, Inc.	239	6,013
Cisco Systems, Inc.	227	6,164
Comcast Corp., Class A	103	5,812
Discovery Communications, Inc., Class A(a)	82	2,188
Discovery Communications, Inc., Class C(a)	141	3,556
eBay, Inc.(a)	213	5,853
Expedia, Inc.	48	5,966
F5 Networks, Inc.(a)	61	5,915
Facebook, Inc., Class A(a)	58	6,070
Frontier Communications Corp.	1,301	6,076
Interpublic Group of Cos., Inc.	266	6,193
Juniper Networks, Inc.	208	5,741
Level 3 Communications, Inc.(a)	115	6,251
Motorola Solutions, Inc.	87	5,955
Netflix, Inc.(a)	50	5,719
News Corp., Class A	346	4,623
News Corp., Class B	98	1,368

	Shares	Value
Communications (continued)
Nielsen Holdings PLC	131	$6,105
Omnicom Group, Inc.	80	6,053
Priceline Group, Inc.(a)	5	6,375
Scripps Networks Interactive, Inc., Class A	109	6,018
Symantec Corp.	303	6,363
TEGNA, Inc.	234	5,972
Time Warner Cable, Inc.	33	6,124
Time Warner, Inc.	91	5,885
TripAdvisor, Inc.(a)	72	6,138
Twenty-First Century Fox, Inc., Class A	159	4,318
Twenty-First Century Fox, Inc., Class B	56	1,525
VeriSign, Inc.(a)	67	5,853
Verizon Communications, Inc.	133	6,147
Viacom, Inc., Class B	143	5,886
Walt Disney Co.	55	5,779
Yahoo! Inc.(a)	181	6,020
		210,684

Consumer, Cyclical: 14.65%
Advance Auto Parts, Inc.	40	6,020
American Airlines Group, Inc.	141	5,971
AutoNation, Inc.(a)	97	5,787
AutoZone, Inc.(a)	8	5,935
Bed Bath & Beyond, Inc.(a)	113	5,452
Best Buy Co., Inc.	200	6,090
BorgWarner, Inc.	149	6,441
CarMax, Inc.(a)	103	5,559
Carnival Corp.	117	6,374
Chipotle Mexican Grill, Inc.(a)	11	5,278
Coach, Inc.	196	6,415
Costco Wholesale Corp.	37	5,976
CVS Health Corp.	64	6,257
Darden Restaurants, Inc.	103	6,555
Delphi Automotive PLC	73	6,258
Delta Air Lines, Inc.	121	6,134
Dollar General Corp.	85	6,109
Dollar Tree, Inc.(a)	78	6,023
DR Horton, Inc.	186	5,958
Fastenal Co.	151	6,164
Ford Motor Co.	436	6,143
Fossil Group, Inc.(a)	161	5,886
GameStop Corp., Class A	198	5,552
Gap, Inc.	228	5,632
General Motors Co.	172	5,850
Genuine Parts Co.	70	6,012
Goodyear Tire & Rubber Co.	185	6,044
Hanesbrands, Inc.	202	5,945
Harley-Davidson, Inc.	130	5,901
Harman International Industries, Inc.	65	6,124
Hasbro, Inc.	87	5,860
Home Depot, Inc.	46	6,084
Johnson Controls, Inc.	148	5,845
Kohl's Corp.	129	6,144
L Brands, Inc.	62	5,941

	Shares	Value
Consumer, Cyclical (continued)
Leggett & Platt, Inc.	137	$5,757
Lennar Corp., Class A	122	5,967
Lowe's Cos., Inc.	79	6,007
Macy's, Inc.	162	5,667
Marriott International, Inc., Class A	89	5,967
Mattel, Inc.	227	6,168
McDonald's Corp.	51	6,025
Michael Kors Holdings, Ltd.(a)	147	5,889
Mohawk Industries, Inc.(a)	31	5,871
Newell Rubbermaid, Inc.	131	5,774
NIKE, Inc., Class B	94	5,875
Nordstrom, Inc.	107	5,330
O'Reilly Automotive, Inc.(a)	24	6,082
PACCAR, Inc.	126	5,972
PulteGroup, Inc.	337	6,005
PVH Corp.	78	5,745
Ralph Lauren Corp.	53	5,908
Ross Stores, Inc.	111	5,973
Royal Caribbean Cruises, Ltd.	65	6,579
Signet Jewelers, Ltd.	51	6,308
Southwest Airlines Co.	137	5,899
Staples, Inc.	626	5,928
Starbucks Corp.	99	5,943
Starwood Hotels & Resorts Worldwide, Inc.	87	6,027
Target Corp.	83	6,027
Tiffany & Co.	79	6,027
TJX Cos., Inc.	84	5,956
Tractor Supply Co.	68	5,814
Under Armour, Inc., Class A(a)	72	5,804
United Continental Holdings, Inc.(a)	104	5,959
Urban Outfitters, Inc.(a)	262	5,961
VF Corp.	96	5,976
Walgreens Boots Alliance, Inc.	73	6,216
Wal-Mart Stores, Inc.	100	6,130
Whirlpool Corp.	41	6,022
WW Grainger, Inc.	31	6,280
Wyndham Worldwide Corp.	81	5,885
Wynn Resorts, Ltd.	94	6,504
Yum! Brands, Inc.	83	6,063
		443,009

Consumer, Non-cyclical: 20.17%
Abbott Laboratories	134	6,018
AbbVie, Inc.	110	6,516
ADT Corp.	180	5,936
Aetna, Inc.	57	6,163
Alexion Pharmaceuticals, Inc.(a)	32	6,104
Allergan PLC(a)	20	6,250
Altria Group, Inc.	105	6,112
AmerisourceBergen Corp.	58	6,015
Amgen, Inc.	38	6,169
Anthem, Inc.	44	6,135
Archer-Daniels-Midland Co.	174	6,382
Automatic Data Processing, Inc.	71	6,015

	Shares	Value
Consumer, Non-cyclical (continued)
Avery Dennison Corp.	94	$5,890
Baxalta, Inc.	161	6,284
Baxter International, Inc.	161	6,142
Becton Dickinson and Co.	39	6,010
Biogen, Inc.(a)	21	6,433
Boston Scientific Corp.(a)	329	6,067
Bristol-Myers Squibb Co.	88	6,054
Brown-Forman Corp., Class B	59	5,858
Campbell Soup Co.	112	5,886
Cardinal Health, Inc.	69	6,160
Celgene Corp.(a)	55	6,587
Cigna Corp.	42	6,146
Cintas Corp.	66	6,009
Clorox Co.	47	5,961
Coca-Cola Co.	141	6,057
Coca-Cola Enterprises, Inc.	122	6,007
Colgate-Palmolive Co.	91	6,062
ConAgra Foods, Inc.	151	6,366
Constellation Brands, Inc., Class A	43	6,125
CR Bard, Inc.	33	6,252
Danaher Corp.	64	5,944
DaVita HealthCare Partners, Inc.(a)	85	5,925
DENTSPLY International, Inc.	99	6,024
Dr. Pepper Snapple Group, Inc.	66	6,151
Edwards Lifesciences Corp.(a)	74	5,845
Eli Lilly & Co.	71	5,982
Endo International PLC(a)	104	6,367
Equifax, Inc.	55	6,125
Estee Lauder Cos., Inc., Class A	70	6,164
Express Scripts Holding Co.(a)	70	6,119
General Mills, Inc.	102	5,881
Gilead Sciences, Inc.	59	5,970
H&R Block, Inc.	184	6,129
HCA Holdings, Inc.(a)	90	6,087
Henry Schein, Inc.(a)	39	6,169
Hershey Co.	68	6,070
Hormel Foods Corp.	77	6,089
Humana, Inc.	34	6,069
Illumina, Inc.(a)	34	6,526
Intuitive Surgical, Inc.(a)	11	6,008
JM Smucker Co.	49	6,044
Johnson & Johnson	58	5,958
Kellogg Co.	85	6,143
Keurig Green Mountain, Inc.	67	6,029
Kimberly-Clark Corp.	50	6,365
Kraft Heinz Co.	85	6,185
Kroger Co.	145	6,065
Laboratory Corp. of America Holdings(a)	49	6,058
Mallinckrodt PLC(a)	86	6,418
McCormick & Co., Inc., Non-Voting Shares	71	6,075
McGraw Hill Financial, Inc.	64	6,309
McKesson Corp.	31	6,114
Mead Johnson Nutrition Co.	77	6,079
Medtronic PLC	78	6,000

	Shares	Value
Consumer, Non-cyclical (continued)
Merck & Co., Inc.	114	$6,021
Molson Coors Brewing Co., Class B	64	6,011
Mondelez International, Inc., Class A	139	6,233
Monster Beverage Corp.(a)	40	5,958
Moody's Corp.	62	6,221
Mylan NV(a)	113	6,110
Patterson Cos., Inc.	136	6,149
PayPal Holdings, Inc.(a)	171	6,190
PepsiCo, Inc.	61	6,095
Perrigo Co. PLC	40	5,788
Pfizer, Inc.	185	5,972
Philip Morris International, Inc.	69	6,066
Procter & Gamble Co.	76	6,035
Quanta Services, Inc.(a)	300	6,075
Quest Diagnostics, Inc.	88	6,260
Regeneron Pharmaceuticals, Inc.(a)	11	5,972
Reynolds American, Inc.	133	6,138
Robert Half International, Inc.	128	6,034
St. Jude Medical, Inc.	98	6,053
Stryker Corp.	65	6,041
Sysco Corp.	145	5,945
Tenet Healthcare Corp.(a)	198	5,999
Total System Services, Inc.	111	5,528
Tyson Foods, Inc., Class A	113	6,026
United Rentals, Inc.(a)	88	6,384
UnitedHealth Group, Inc.	51	6,000
Universal Health Services, Inc., Class B	50	5,975
Varian Medical Systems, Inc.(a)	77	6,222
Verisk Analytics, Inc.(a)	79	6,074
Vertex Pharmaceuticals, Inc.(a)	51	6,417
Western Union Co.	325	5,821
Whole Foods Market, Inc.	175	5,863
Zimmer Biomet Holdings, Inc.	60	6,155
Zoetis, Inc.	130	6,230
		609,718

Energy: 8.20%
Anadarko Petroleum Corp.	120	5,830
Apache Corp.	139	6,181
Baker Hughes, Inc.	124	5,723
Cabot Oil & Gas Corp.	369	6,528
Cameron International Corp.(a)	94	5,941
Chesapeake Energy Corp.	1,430	6,435
Chevron Corp.	69	6,207
Cimarex Energy Co.	59	5,273
Columbia Pipeline Group, Inc.	317	6,340
ConocoPhillips	124	5,790
CONSOL Energy, Inc.	851	6,723
Devon Energy Corp.	177	5,664
Diamond Offshore Drilling, Inc.	295	6,224
Ensco PLC, Class A	398	6,125
EOG Resources, Inc.	79	5,592
EQT Corp.	118	6,151
Exxon Mobil Corp.	80	6,236
First Solar, Inc.(a)	108	7,127

	Shares	Value
Energy (continued)
FMC Technologies, Inc.(a)	206	$5,976
Halliburton Co.	161	5,480
Helmerich & Payne, Inc.	116	6,212
Hess Corp.	118	5,721
Kinder Morgan, Inc.	357	5,326
Marathon Oil Corp.	415	5,225
Marathon Petroleum Corp.	120	6,221
Murphy Oil Corp.	263	5,904
National Oilwell Varco, Inc.	179	5,995
Newfield Exploration Co.(a)	169	5,503
Noble Energy, Inc.	182	5,993
Occidental Petroleum Corp.	90	6,085
ONEOK, Inc.	293	7,225
Phillips 66	72	5,890
Pioneer Natural Resources Co.	42	5,266
Range Resources Corp.	261	6,423
Schlumberger, Ltd.	85	5,929
Southwestern Energy Co.(a)	1,008	7,167
Spectra Energy Corp.	262	6,272
Tesoro Corp.	59	6,217
Transocean, Ltd.	469	5,806
Valero Energy Corp.	88	6,222
Williams Cos., Inc.	225	5,783
		247,931

Financials: 17.68%
ACE, Ltd.	53	6,193
Affiliated Managers Group, Inc.(a)	39	6,231
Aflac, Inc.	100	5,990
Alliance Data Systems Corp.(a)	22	6,085
Allstate Corp.	97	6,023
American Express Co.	86	5,981
American International Group, Inc.	100	6,197
American Tower Corp., REIT	63	6,108
Ameriprise Financial, Inc.	57	6,066
Aon PLC	64	5,901
Apartment Investment & Management Co., REIT, Class A	158	6,325
Assurant, Inc.	72	5,799
AvalonBay Communities, Inc., REIT	34	6,260
Bank of America Corp.	355	5,975
Bank of New York Mellon Corp.	146	6,018
BB&T Corp.	162	6,125
Berkshire Hathaway, Inc., Class B(a)	46	6,074
BlackRock, Inc.	18	6,129
Boston Properties, Inc., REIT	48	6,122
Capital One Financial Corp.	81	5,847
CBRE Group, Inc., Class A(a)	172	5,948
Charles Schwab Corp.	187	6,158
Chubb Corp.	46	6,101
Cincinnati Financial Corp.	101	5,976
Citigroup, Inc.	116	6,003
CME Group, Inc.	65	5,889
Comerica, Inc.	142	5,940
Crown Castle International Corp., REIT	70	6,052

	Shares	Value
Financials (continued)
Discover Financial Services	113	$6,059
E*Trade Financial Corp.(a)	206	6,106
Equinix, Inc., REIT	21	6,350
Equity Residential, REIT	77	6,282
Essex Property Trust, Inc., REIT	26	6,225
Fifth Third Bancorp	302	6,070
Franklin Resources, Inc.	164	6,038
General Growth Properties, Inc., REIT	229	6,231
Goldman Sachs Group, Inc.	34	6,128
Hartford Financial Services Group, Inc.	136	5,911
HCP, Inc., REIT	167	6,386
Host Hotels & Resorts, Inc., REIT	376	5,768
Huntington Bancshares, Inc.	550	6,083
Intercontinental Exchange, Inc.	24	6,150
Invesco, Ltd.	189	6,328
Iron Mountain, Inc., REIT	222	5,996
JPMorgan Chase & Co.	93	6,141
KeyCorp	467	6,160
Kimco Realty Corp., REIT	237	6,271
Legg Mason, Inc.	150	5,885
Leucadia National Corp.	358	6,226
Lincoln National Corp.	117	5,880
Loews Corp.	161	6,182
M&T Bank Corp.	49	5,938
Macerich Co., REIT	77	6,213
Marsh & McLennan Cos., Inc.	108	5,989
MasterCard, Inc., Class A	63	6,134
MetLife, Inc.	126	6,074
Morgan Stanley	185	5,885
NASDAQ OMX Group, Inc.	108	6,282
Navient Corp.	482	5,519
Northern Trust Corp.	85	6,128
People's United Financial, Inc.	372	6,008
Plum Creek Timber Co., Inc., REIT	124	5,917
PNC Financial Services Group, Inc.	64	6,100
Principal Financial Group, Inc.	131	5,892
Progressive Corp.	196	6,233
Prologis, Inc., REIT	144	6,180
Prudential Financial, Inc.	74	6,024
Public Storage, REIT	25	6,193
Realty Income Corp., REIT	122	6,299
Regions Financial Corp.	635	6,096
Simon Property Group, Inc., REIT	32	6,222
SL Green Realty Corp., REIT	53	5,988
State Street Corp.	90	5,972
SunTrust Banks, Inc.	142	6,083
Synchrony Financial(a)	198	6,021
T Rowe Price Group, Inc.	84	6,005
Torchmark Corp.	102	5,830
Travelers Cos., Inc.	54	6,094
Unum Group	175	5,826
US Bancorp	141	6,016
Ventas, Inc., REIT	109	6,151
Visa, Inc., Class A	78	6,049
Vornado Realty Trust, REIT	62	6,198
Wells Fargo & Co.	112	6,088

	Shares	Value
Financials (continued)
Welltower, Inc., REIT	94	$6,395
Weyerhaeuser Co., REIT	195	5,846
XL Group PLC	159	6,230
Zions Bancorporation	217	5,924
		534,414

Industrials: 12.73%
3M Co.	38	5,724
Agilent Technologies, Inc.	148	6,188
Allegion PLC	92	6,065
AMETEK, Inc.	112	6,002
Amphenol Corp., Class A	113	5,902
Ball Corp.	83	6,037
Boeing Co.	41	5,928
Caterpillar, Inc.	91	6,184
CH Robinson Worldwide, Inc.	96	5,954
Corning, Inc.	318	5,813
CSX Corp.	231	5,994
Cummins, Inc.	68	5,985
Deere & Co.	77	5,873
Dover Corp.	96	5,886
Eaton Corp. PLC	117	6,089
Emerson Electric Co.	131	6,266
Expeditors International of Washington, Inc.	128	5,773
FedEx Corp.	41	6,109
FLIR Systems, Inc.	204	5,726
Flowserve Corp.	144	6,060
Fluor Corp.	132	6,233
Garmin, Ltd.	168	6,245
General Dynamics Corp.	43	5,906
General Electric Co.	197	6,137
Harris Corp.	72	6,257
Honeywell International, Inc.	61	6,318
Illinois Tool Works, Inc.	65	6,024
Ingersoll-Rand PLC	109	6,027
Jacobs Engineering Group, Inc.(a)	142	5,957
JB Hunt Transport Services, Inc.	81	5,942
Kansas City Southern	80	5,974
L-3 Communications Holdings, Inc.	50	5,975
Lockheed Martin Corp.	27	5,863
Martin Marietta Materials, Inc.	42	5,736
Masco Corp.	205	5,801
Norfolk Southern Corp.	66	5,583
Northrop Grumman Corp.	32	6,042
Owens-Illinois, Inc.(a)	340	5,923
Parker-Hannifin Corp.	62	6,013
Pentair PLC	115	5,696
PerkinElmer, Inc.	118	6,321
Precision Castparts Corp.	26	6,032
Raytheon Co.	47	5,853
Republic Services, Inc.	138	6,071
Rockwell Automation, Inc.	59	6,054
Rockwell Collins, Inc.	67	6,184
Roper Technologies, Inc.	32	6,073

	Shares	Value
Industrials (continued)
Ryder System, Inc.	106	$6,024
Sealed Air Corp.	139	6,199
Snap-on, Inc.	36	6,171
Stanley Black & Decker, Inc.	56	5,977
Stericycle, Inc.(a)	51	6,151
TE Connectivity, Ltd.	94	6,073
Textron, Inc.	146	6,133
Thermo Fisher Scientific, Inc.	44	6,241
Tyco International PLC	183	5,836
Union Pacific Corp.	77	6,021
United Parcel Service, Inc., Class B	61	5,870
United Technologies Corp.	64	6,148
Vulcan Materials Co.	63	5,983
Waste Management, Inc.	116	6,191
Waters Corp.(a)	46	6,191
WestRock Co.	130	5,931
Xylem, Inc.	164	5,986
		384,924

Technology: 9.49%
Accenture PLC, Class A	56	5,852
Activision Blizzard, Inc.	160	6,194
Adobe Systems, Inc.(a)	65	6,106
Akamai Technologies, Inc.(a)	115	6,052
Analog Devices, Inc.	104	5,753
Apple, Inc.	53	5,579
Applied Materials, Inc.	325	6,068
Autodesk, Inc.(a)	97	5,910
Avago Technologies, Ltd.	41	5,951
Broadcom Corp., Class A	104	6,013
CA, Inc.	219	6,255
Cerner Corp.(a)	99	5,957
Citrix Systems, Inc.(a)	79	5,976
Cognizant Technology Solutions Corp., Class A(a)	102	6,122
CSRA, Inc.(a)	206	6,180
Dun & Bradstreet Corp.	58	6,028
Electronic Arts, Inc.(a)	89	6,116
EMC Corp.	230	5,906
Fidelity National Information Services, Inc.	97	5,878
Fiserv, Inc.(a)	65	5,945
Hewlett Packard Enterprise Co.(a)	419	6,369
HP, Inc.	487	5,766
Intel Corp.	174	5,994
International Business Machines Corp.	44	6,055
Intuit, Inc.	62	5,983
KLA-Tencor Corp.	88	6,103
Lam Research Corp.	75	5,957
Linear Technology Corp.	137	5,818
Microchip Technology, Inc.	133	6,190
Micron Technology, Inc.(a)	424	6,004
Microsoft Corp.	110	6,103
NetApp, Inc.	205	5,439
NVIDIA Corp.	183	6,032

	Shares	Value
Technology (continued)
Oracle Corp.	160	$5,845
Paychex, Inc.	114	6,029
Pitney Bowes, Inc.	304	6,278
Qorvo, Inc.(a)	106	5,395
QUALCOMM, Inc.	125	6,248
Red Hat, Inc.(a)	76	6,294
salesforce.com, Inc.(a)	77	6,037
SanDisk Corp.	79	6,003
Seagate Technology PLC	165	6,049
Skyworks Solutions, Inc.	73	5,609
Teradata Corp.(a)	220	5,812
Texas Instruments, Inc.	106	5,810
Western Digital Corp.	96	5,765
Xerox Corp.	592	6,293
Xilinx, Inc.	126	5,918
		287,039

Utilities: 5.97%
AES Corp.	663	6,345
AGL Resources, Inc.	95	6,062
Ameren Corp.	143	6,182
American Electric Power Co., Inc.	109	6,351
CenterPoint Energy, Inc.	356	6,536
CMS Energy Corp.	171	6,170
Consolidated Edison, Inc.	98	6,298
Dominion Resources, Inc.	92	6,223
DTE Energy Co.	76	6,094
Duke Energy Corp.	88	6,282
Edison International	100	5,921
Entergy Corp.	91	6,221
Eversource Energy	122	6,230
Exelon Corp.	229	6,359
FirstEnergy Corp.	189	5,997
NextEra Energy, Inc.	61	6,337
NiSource, Inc.	319	6,224
NRG Energy, Inc.	586	6,897
Pepco Holdings, Inc.	228	5,930
PG&E Corp.	115	6,117
Pinnacle West Capital Corp.	97	6,255
PPL Corp.	182	6,212
Public Service Enterprise Group, Inc.	161	6,229
SCANA Corp.	104	6,291
Sempra Energy	65	6,111
Southern Co.	134	6,270
TECO Energy, Inc.	223	5,943
WEC Energy Group, Inc.	122	6,260
Xcel Energy, Inc.	170	6,105
		180,452

Total Common Stocks
(Cost $3,253,452)		3,017,125

	Shares	Value
Utilities (continued)
SHORT TERM INVESTMENTS: 0.20%
Fidelity® Institutional Money Market Government Portfolio, Class I (0.12% 7-day yield)	6,082	$6,082

Total Short Term Investments
(Cost $6,082)		6,082

Total Investments: 99.99%
(Cost $3,259,534)		3,023,207

Other Assets In Excess Of Liabilities: 0.01%		250

Net Assets: 100.00%		$3,023,457

(a)	Non-income producing security.

Investment Abbreviations:
Ltd. - Limited.
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC - Public limited company.
REIT - Real Estate Investment Trust.

See Notes to Quarterly Portfolio of Investments.

Index Funds	Notes to Quarterly Schedule of Investments
December 31, 2015

1. ORGANIZATION

The Index Funds S&P 500 Equal Weight (the "Fund") is a separate series of Index Funds, an open-end management investment company that was organized as a trust under the laws of the State of Delaware on November 9, 2005 (the "Trust"). The Trust was previously known as "Giant 5 Funds", and changed its name to "Index Funds" in February 2014. The Fund currently offers one class of shares: No Load Shares. The Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund seeks to achieve its investment objective by investing in a portfolio of assets whose performance, before fees and expenses, is expected to match approximately the performance of the Standard & Poor's 500 Equal Weight Index (the "Index"). The Fund expects that its portfolio will consist primarily of securities of issuers included in the Index. The Index is designed to measure the performance of approximately 500 U.S. issuers chosen for market size, liquidity and industry grouping, among other factors.

 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in financial statements. Actual results could differ from those estimates.

Investment Valuation — The Fund’s portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over-the-counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities sold short which are listed on a national securities exchange or the Nasdaq Stock Market but which were not traded on the valuation date are valued at the mean between the bid and the ask. Unlisted equity securities for which market quotations are readily available are valued at the last sale price or, if no sale price, the mean between the bid and the ask. Options purchased or written by the Fund are valued at the mean of the highest bid and lowest ask price of all the exchanges on which the option trades. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser in accordance with procedures approved by the Board of Trustees. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange. As of December 31, 2015 there were no securities that were internally fair valued. Variable rate demand notes are recorded at par value which approximates market value. For financial reporting purposes, investment transactions are recorded on the trade date.

Securities Transactions and Related Investment Income — Securities transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined using the identified cost basis. Interest income which includes amortization of premium and accretion of discount, is recorded on the accrual basis.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Index Funds	Notes to Quarterly Schedule of Investments
December 31, 2015

Level 1	—	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2	—
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	—
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended December 31, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of December 31, 2015:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Index Funds S&P 500 Equal Weight
Common Stocks	$3,017,125	$–	$–	$3,017,125
Short Term Investments	6,082	–	–	6,082
TOTAL	$3,023,207	$–	$–	$3,023,207

*	See Schedule of Investments for industry classification.

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended December 31, 2015.

For the period ended December 31, 2015, the Fund did not have any unobservable inputs (Level 3) used in determining fair value.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

The amount of net unrealized appreciation and the cost of investment securities for tax purposes, including short-term securities, but excluding other financial instruments at December 31, 2015 are as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Depreciation	Cost of Investments for Income Tax Purposes
Index Funds S&P 500 Equal Weight	$80,330	$(331,518)	$(251,188)	$3,274,395

The difference between book basis and tax basis net unrealized appreciation for the Fund is primarily attributable to wash sales.

Item 2. Controls and Procedures.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certification required by Rule 30a-2 under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Index Funds

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Executive Officer)
Date:	February 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Executive Officer)
Date:	February 23, 2016

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Financial Officer)
Date:	February 23, 2016